UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

Schedule of Investments
February 29, 2008
Leader Short Term Bond Fund
(Unaudited)
	Principal
	Amount	Value
CORPORATE BONDS - 22.03%
Bank Of America Corporation
5.490%, 03/15/2019	$500,000	$491,046
Bear Stearns Cos, Inc.
3.193%, 12/04/2008	3,000,000	2,924,949
6.950%, 08/10/2012	1,000,000	1,018,226
5.550%, 01/22/2017	500,000	435,187
Clear Channel Communications, Inc.
7.650%, 09/15/2010	450,000	478,022
Countrywide Financial Corp.
6.250%, 05/15/2016	810,000	697,451
Countrywide Home Loans Inc.
4.125%, 09/15/2009	5,510,000	4,961,722
Fairfax Financial Holdings Ltd.
6.875%, 04/15/2008	50,000	49,937
Hertz Corp.
10.500%, 01/01/2016	1,000,000	955,000
MBIA Insurance Corp.
14.000%, 01/15/2033	1,500,000	1,531,668
MBIA Inc.
9.375%, 02/15/2011	500,000	521,103
Merrill Lynch & Co. Inc.
5.450%, 07/15/2014	1,000,000	987,949
SLM Corp.
5.000%, 10/01/2013	1,900,000	1,615,762
Washington Mutual, Inc.
7.250%, 11/01/2017	750,000	688,265
William Lyon Homes, Inc.
10.750%, 04/01/2013	500,000	297,500
TOTAL CORPORATE BONDS (Cost $17,734,019)		17,653,787

	Principal
	Amount	Value
PRIVATE PLACEMENTS - 4.37%
Cowboys Stadium LP
6.500%, 07/01/2039 (Acquired 10/31/2007, 11/27/2007 and 2/15/2008, Cost 3,500,000) (c)	3,500,000	3,500,000
TOTAL PRIVATE PLACEMENTS (Cost $3,500,000)		3,500,000

	Principal
	Amount	Value
FOREIGN NOTES - 6.54%
European Investment Bank
9.500%, 05/30/2008	4,400,000,000	491,208
Export Development
13.000%, 08/11/2008	100,000,000	1,504,561
International Bank for Reconstruction and Development
15.000%, 07/15/2009	$4,000,000	$3,244,880
TOTAL FOREIGN GOVERNMENT NOTES (Cost $5,414,600)		5,240,649

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 14.27%
Federal Home Loan Bank
6.000%, 01/04/2023	1,000,000	1,002,406
Federal Home Loan Mortgage Corp.
Series 3068, 0.000%, 01/15/2035 (a)(b)	242,928	152,741
Series 3000, 4.226%, 06/15/2035 (b)	385,003	421,578
Series 3107, 0.000%, 02/15/2036 (a)(b)	552,579	391,986
Series 3213, 0.000%, 09/15/2036 (a)(b)	999,230	928,259
Series 3211, 14.542%, 09/15/2036 (b)	335,910	361,629
Federal National Mortgage Association
6.550%, 09/26/2036	2,000,000	2,005,088
U.S. Treasury Strips
0.000%, 11/15/2015 (a)	5,000	3,816
0.000%, 02/15/2025 (a)	5,000,000	2,297,780
U.S. Treasury Strip Coupon
7.500%, 11/15/2024	1,000,000	477,149
7.625%, 02/15/2025	7,000,000	3,388,952

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (Cost $11,370,720)		11,431,384

	Shares	Value
AUCTION MARKET PREFERRED STOCKS - 46.96%
Aberdeen Asia-Pacific Income Fund Inc. (c)	103	2,575,000
Aberdeen Asia-Pacific Income Fund Inc. (c)	92	2,300,000
BlackRock Global Floating Rate Income Trust (c)	73	1,825,000
Boulder Growth & Income Fund, Inc. (c)	114	2,850,000
Cohen & Steers Quality Income Realty Fund Inc. (c)	58	1,450,000
Cohen & Steers REIT & Preferred Income Fund Inc. (c)	120	3,000,000
Cohen & Steers REIT & Utility Income Fund Inc. (c)	40	1,000,000
Dreman & Caymore Dividend & Income Fund (c)	30	750,000
Dreman & Caymore Dividend & Income Fund (c)	120	3,000,000
Eaton Vance Floating-Rate Income Trust (c)	40	1,000,000
Eaton Vance Floating-Rate Income Trust (c)	80	2,000,000
Eaton Vance Senior Floating-Rate Trust (c)	80	2,000,000
Eaton Vance Senior Floating-Rate Trust (c)	119	2,975,000
Evergreen Multi-Sector Income Fund (c)	120	3,000,000
F&C/Claymore Preferred Securities Income Fund, Inc. (c)	119	2,975,000
F&C/Claymore Preferred Securities Income Fund, Inc. (c)	38	950,000
Neuberger Berman Real Estate Securities Income Fund Inc. (c)	40	1,000,000
Nuveen Floating Rate Income Fund (c)	39	975,000
Tortoise North American Energy Corp. (c)	80	2,000,000
TOTAL AUCTION MARKET PREFERRED STOCKS (Cost $37,625,000)		$37,625,000

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.63%
SLM Student Loan Trust
Series 2003-5, 4.639%, 06/15/2030	500,000	501,147
TOTAL ASSET BACKED SECURITIES (Cost $500,000)		$501,147

	Shares	Value
MONEY MARKET - 1.27%
Reserve Primary Fund, 3.950% (d)	1,021,512	1,021,512
TOTAL MONEY MARKET (Cost $1,021,512)		$1,021,512

Total Investments (Cost $77,165,851) - 96.07%		76,973,479
Other Assets in Excess of Liabilities - 3.93%		3,146,774
TOTAL NET ASSETS - 100.00%		$80,120,253

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized mortgage obligation (CMO).
(c) The Advisor has determined these securities to be illiquid.
(d) Variable Rate security; the money market rate shown represents the rate at February 29, 2008.

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments	$77,165,851
Gross unrealized appreciation on investments	580,476
Gross unrealized depreciation on investments	(772,848)
Gross unrealized apprepreciation foreign currency	161
Gross unrealized depreciation foreign currency	(217,285)
Net unrealized depreciation	$(409,496)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008